INVENTORY (Tables)	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
Schedule of inventory properties

AS AT DEC. 31 (MILLIONS)	2019	2018
Residential properties under development	$3,007	$2,001
Land held for development	1,781	1,794
Completed residential properties	998	1,398
Industrial products	2,816	914
Other[1]	1,670	882
Total	$10,272	$6,989

Schedule of current and non-current balances of inventory	The current and non-current balances of inventory are as follows:

AS AT DEC. 31 (MILLIONS)	2019	2018
Current	$7,054	$4,578
Non-current	3,218	2,411
Total	$10,272	$6,989